Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Balance, beginning
Balance, ending	83
Motor vehicles [Member]
Statement Line Items [Line Items]
Balance, beginning	19
Additions	92
Depreciation expense	(28)
Balance, ending	$ 83